OTHER FINANCIAL LIABILITIES - Schedule of composition of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Hedge derivatives	$ 0	$ 1,544
Non-current
Total non-current	6,515,238	6,341,669
Other Financial Liabilities
Current
Interest bearing loans	271,753	292,982
Lease Liability	363,460	301,537
Hedge derivatives	0	1,544
Total current	635,213	596,063
Non-current
Interest bearing loans	3,516,117	3,675,212
Lease Liability	2,999,121	2,666,457
Total non-current	$ 6,515,238	$ 6,341,669